Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Dividends paid
Final dividend - prior year	R 23	R 16	R 10
Interim dividend - current year	26	30	21
Dividends paid	49	R 46	R 31
Forecast cash flow on final dividend - current year	R 9,344
Number of shares issued	635,676,817	634,244,336	632,365,757	631,028,318